SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Financial Information
Financial information for FirstEnergy’s reportable segments and reconciliations to consolidated amounts is presented below:

(In millions) For the Three Months Ended	Distribution	Integrated	Stand-Alone Transmission	Total Reportable Segments	Corporate/ Other	Reconciling Adjustments	FirstEnergy Consolidated
March 31, 2026
External revenues	$1,981	$1,702	$509	$4,192	$10	$—	$4,202
Internal revenues	9	1	7	17	—	(17)	—

Total revenues	$1,990	$1,703	$516	$4,209	$10	$(17)	$4,202
Other operating expenses (1)	716	672	79	1,467	(4)	(3)	1,460
Depreciation (1)	165	139	97	401	20	—	421
Amortization (deferral) of regulatory assets, net	(254)	(205)	2	(457)	—	—	(457)
Interest expense (1)	107	78	85	270	86	(30)	326
Income taxes (benefits) (1)	64	46	46	156	(18)	—	138
Other expense (income) items (2)	946	820	116	1,882	(3)	30	1,909
Earnings (losses) attributable to FE	246	153	91	490	(85)	—	405

(In millions) For the Three Months Ended	Distribution	Integrated	Stand-Alone Transmission	Total Reportable Segments	Corporate/ Other	Reconciling Adjustments	FirstEnergy Consolidated
Cash Flows from Investing Activities:
Capital investments	$364	$476	$333	$1,173	$82	$—	$1,255
March 31, 2025
External revenues	$1,927	$1,348	$486	$3,761	$4	$—	$3,765
Internal revenues	9	1	5	15	—	(15)	—

Total revenues	$1,936	$1,349	$491	$3,776	$4	$(15)	$3,765
Other operating expenses (1)	627	337	98	1,062	(25)	(3)	1,034
Depreciation (1)	162	138	91	391	20	—	411
Amortization (deferral) of regulatory assets, net	(19)	8	1	(10)	—	—	(10)
Interest expense (1)	99	65	73	237	79	(28)	288
Income taxes (benefits) (1)	60	40	40	140	(14)	—	126
Other expense (income) items (2)	789	625	107	1,521	7	28	1,556
Earnings (losses) attributable to FE	218	136	81	435	(75)	—	360
Cash Flows from Investing Activities:
Capital investments	$265	$395	$314	$974	$31	$—	$1,005
As of March 31, 2026
Total assets	$21,227	$20,732	$15,010	$56,969	$1,709	$(1,761)	$56,917
Total goodwill	$3,222	$1,953	$443	$5,618	$—	$—	$5,618
As of December 31, 2025
Total assets	$20,653	$20,352	$14,903	$55,908	$1,793	$(1,797)	$55,904
Total goodwill	$3,222	$1,953	$443	$5,618	$—	$—	$5,618

(1)	FirstEnergy considers this line to be a significant expense.
(2)	Consists of Fuel, Purchased power, General taxes, Debt redemption costs, Miscellaneous income, net, Capitalized financing costs, and Income attributable to noncontrolling interest.

Financial information for FirstEnergy’s business segments and reconciliations to consolidated amounts is presented below:

(In millions) For the Years Ended	Distribution	Integrated	Stand-Alone Transmission	Total Reportable Segments	Corporate/ Other	Reconciling Adjustments	FirstEnergy Consolidated
December 31, 2025
External revenues	$7,508	$5,678	$1,886	$15,072	$18	$—	$15,090
Internal revenues	39	5	19	63	—	(63)	—

Total revenues	$7,547	$5,683	$1,905	$15,135	$18	$(63)	$15,090
Other operating expenses (1)	2,479	1,416	328	4,223	(90)	(11)	4,122
Depreciation (1)	655	562	369	1,586	78	—	1,664
Amortization (deferral) of regulatory assets, net	(103)	(12)	6	(109)	—	—	(109)
Ohio settlement charges	275	—	—	275	—	—	275
Equity method investment earnings, net	—	—	—	—	—	—	—
Interest expense (1)	399	284	322	1,005	338	(126)	1,217
Income taxes (benefits) (1)	74	190	99	363	(75)	—	288
Other expense (income) items (2)	3,680	2,655	424	6,759	3	126	6,888
Earnings (losses) attributable to FE from continuing operations	363	588	357	1,308	(288)	—	1,020
Cash Flows from Investing Activities
Capital investments	$1,344	$1,842	$1,601	$4,787	$(82)	$—	$4,705
December 31, 2024
External revenues	$6,824	$4,871	$1,768	$13,463	$9	$—	$13,472
Internal revenues	39	5	19	63	—	(63)	—

Total revenues	$6,863	$4,876	$1,787	$13,526	$9	$(63)	$13,472
Other operating expenses (1)	2,378	1,254	347	3,979	75	(10)	4,044
Depreciation (1)	648	521	336	1,505	76	—	1,581
Amortization (deferral) of regulatory assets, net	(171)	(66)	6	(231)	—	—	(231)
Equity method investment earnings, net	—	—	—	—	58	—	58
Interest expense (1)	432	262	275	969	360	(185)	1,144
Income taxes (benefits) (1)	135	153	173	461	(84)	—	377
Other expense (income) items (2)	2,817	2,217	356	5,390	62	185	5,637
Earnings (losses) attributable to FE from continuing operations	624	535	294	1,453	(475)	—	978
Cash Flows from Investing Activities
Capital investments	$1,130	$1,542	$1,266	$3,938	$92	$—	$4,030
December 31, 2023
External revenues	$6,813	$4,315	$1,731	$12,859	$11	$—	$12,870
Internal revenues	41	5	17	63	—	(63)	—

Total revenues	$6,854	$4,320	$1,748	$12,922	$11	$(63)	$12,870
Other operating expenses (1)	2,129	1,156	338	3,623	(34)	(10)	3,579
Depreciation (1)	620	462	304	1,386	75	—	1,461
Amortization (deferral) of regulatory assets, net	(259)	(10)	8	(261)	—	—	(261)
Equity method investment earnings, net	—	—	—	—	175	—	175
Interest expense (1)	390	257	245	892	340	(108)	1,124
Income taxes (benefits) (1)	147	37	146	330	(63)	—	267
Other expense (income) items (2)	3,240	2,118	308	5,666	(22)	108	5,752
Earnings (losses) attributable to FE from continuing operations	587	300	399	1,286	(163)	—	1,123

(In millions) For the Years Ended	Distribution	Integrated	Stand-Alone Transmission	Total Reportable Segments	Corporate/ Other	Reconciling Adjustments	FirstEnergy Consolidated
Cash Flows from Investing Activities
Capital investments	$936	$1,212	$1,093	$3,241	$115	$—	$3,356
As of December 31, 2025
Total Assets	$20,653	$20,352	$14,903	$55,908	$1,793	$(1,797)	$55,904
Total Goodwill	$3,222	$1,953	$443	$5,618	$—	$—	$5,618
As of December 31, 2024
Total Assets	$19,949	$18,637	$13,528	$52,114	$1,975	$(2,045)	$52,044
Total Goodwill	$3,222	$1,953	$443	$5,618	$—	$—	$5,618

(1)	FirstEnergy considers this line to be a significant expense.
(2)
Consists of Fuel, Purchased power, General taxes, Ohio settlement charges, Impairment of assets, Debt redemption costs, Miscellaneous income, net, Capitalized financing costs, Pension and OPEB mark-to-market
adjustments, and Income attributable to noncontrolling interest.